Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Summary of Cash, Cash Equivalents and Restricted Cash
The following table provides information about Cash, Cash Equivalents and Restricted Cash which are included in the Company’s consolidated balance sheets as of March 31, 2022 and 2023, respectively.

	Millions of yen
	2022	2023
Cash and Cash Equivalents	¥954,827	¥1,231,860
Restricted Cash	136,985	135,048

Cash, Cash Equivalents and Restricted Cash	¥1,091,812	¥1,366,908

Cash Payments	Cash payments during fiscal 2021, 2022 and 2023 are as follows:

	Millions of yen
	2021	2022	2023
Cash payments:
Interest	¥80,313	¥65,965	¥117,759
Income taxes, net	76,292	83,030	187,246